SCHEDULE II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Valuation And Qualifying Accounts [Abstract]
SCHEDULE II - Valuation and Qualifying Accounts

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

	Years Ended December 31,
	2013	2012	2011
	(in millions)

Deferred Income Tax Valuation Allowance
Balance at January 1	$1,626	$977	$435
Additions to deferred income tax expense	1,202	762	723
Reduction of deferred income tax expense	(104)	(103)	(149)
Valuation release to equity	—	(10)	(32)

Balance at December 31	$2,724	$1,626	$977